INCOME TAXES (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Subsequent Events [Abstract]
Federal tax expense (benefit) at statutory rate					$ 1,603,764	$ 490,638
State income taxes					92,813	43,517
Permanent differences					17,737	26,724
Foreign tax credit					(88,648)	(58,203)
Change in valuation allowance						(2,573)
Foreign rate differential					159,792	62,859
Total	$ 84,252	$ 438,398	$ 322,997	$ 1,204,120	$ 1,785,458	$ 562,962
Federal tax expense (benefit) at statutory rate					2100.00%	2100.00%
State income taxes					122.00%	186.00%
Permanent differences					23.00%	115.00%
Foreign rate differential					209.00%	269.00%
Foreign tax credit					116.00%	249.00%
Change in valuation allowance					0.00%	(11.00%)
Total tax expense					2338.00%	2410.00%